Consolidated Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
OPERATING ACTIVITIES
Net earnings	$ 46,649	$ 63,958	$ 51,137
Adjustments to net earnings
Depreciation and amortization	44,829	36,138	30,978
Income tax expense	9,802	13,049	19,569
Interest expense	17,072	7,246	4,398
Non-cash charges in connection with manufacturing facility closures, restructuring and other related charges	6,136	133	5,204
Impairment of inventories	716	801	1,997
Share-based compensation expense	1,914	3,291	8,201
Pension and other post-retirement expense related to defined benefit plans	2,695	2,730	2,913
Loss (gain) on foreign exchange	1,933	(2,578)	(510)
Other adjustments for non-cash items	928	(1,958)	276
Income taxes paid, net	(1,577)	(6,452)	(7,193)
Contributions to defined benefit plans	(13,802)	(4,143)	(1,268)
Cash flows from operating activities before changes in working capital items	117,295	112,215	115,702
Changes in working capital items
Trade receivables	(9,660)	(6,847)	(8,920)
Inventories	(30,388)	(9,969)	(5,127)
Other current assets	(6,523)	89	451
Accounts payable and accrued liabilities and share-based compensation liabilities, current	19,215	(1,493)	5,304
Provisions	859	(1,863)	725
Increase (decrease) in working capital	(26,497)	(20,083)	(7,567)
Cash flows from operating activities	90,798	92,132	108,135
INVESTING ACTIVITIES
Acquisition of subsidiaries, net of cash acquired	(165,763)	(67,027)	(41,855)
Purchases of property, plant and equipment	(75,781)	(85,312)	(49,972)
Purchase of intangible assets	(1,558)	(1,914)	(88)
Other investing activities	(173)	1,338	66
Cash flows from investing activities	(243,275)	(152,915)	(91,849)
FINANCING ACTIVITIES
Proceeds from borrowings	991,917	257,021	180,604
Repayment of borrowings	(762,622)	(162,107)	(155,630)
Payments of debt issue costs	(7,862)	(683)	(160)
Interest paid	(10,901)	(7,360)	(4,739)
Proceeds from exercise of stock options	618	1,362	1,452
Repurchases of common shares	(2,160)	(7,451)	(1,697)
Dividends paid	(32,776)	(33,199)	(31,365)
Acquisition of non-controlling interest in Powerband through settlement of call option	(9,869)	0	0
Cash outflow from capital transactions with non-controlling interest in Capstone	(2,630)	0	0
Other financing activities	452	154	0
Cash flows from financing activities	164,167	47,737	(11,535)
Net increase (decrease) in cash	11,690	(13,046)	4,751
Effect of foreign exchange differences on cash	(2,132)	1,183	(1,410)
Cash, beginning of year	9,093	20,956	17,615
Cash, end of year	$ 18,651	$ 9,093	$ 20,956